Average Annual Total Returns		12 Months Ended	60 Months Ended	106 Months Ended
	Nov. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		24.51%	14.28%	15.17%
Russell 1000 Value® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Value® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		14.37%	8.68%	10.70%
O'Shaughnessy Market Leaders Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		23.89%	12.69%	13.10%
Performance Inception Date	Feb. 26, 2016
O'Shaughnessy Market Leaders Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.15%	11.18%	11.84%
O'Shaughnessy Market Leaders Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		17.05%	9.99%	10.63%